Recurring Fair Value Measurements - Schedule of Recurring Fair Values Investments Quoted Price in Active Markets for identical Assets (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Investments held in Trust Account	$ 277,873,665	$ 277,845,876
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	17,316,319	36,620,000
Fair Value, Net Asset (Liability)	17,316,319	36,620,000
Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	8,556,000	23,460,000
Private Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	4,760,160	13,160,000
GEM Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	4,000,159
Money Market Funds [Member]
Investments held in Trust Account	277,873,665	277,845,876
Quoted Prices In Active Markets (Level 1) [Member]
Liabilities, Fair Value Disclosure [Abstract]
Fair Value, Net Asset (Liability)	8,556,000	23,460,000
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	8,556,000	23,460,000
Quoted Prices In Active Markets (Level 1) [Member] | Money Market Funds [Member]
Investments held in Trust Account	277,873,665	277,845,876
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities, Fair Value Disclosure [Abstract]
Fair Value, Net Asset (Liability)	8,760,319	13,160,000
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	4,760,160	$ 13,160,000
Significant Other Unobservable Inputs (Level 3) [Member] | GEM Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability	$ 4,000,159